Income taxes (Narrative) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statements [Line Items]
Unclaimed scientific research and development tax credits	$ 53,995	$ 41,657
Research and development expenditures [Member]
Statements [Line Items]
Unused research and development expenses for income tax purposes	40,867	35,628
Unclaimed Canadian scientific research and development tax credits [Member]
Statements [Line Items]
Unclaimed scientific research and development tax credits	$ 8,594	$ 7,483